SCHEDULE OF CONDENSED INCOME STATEMENT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (2,239,967)	$ (1,323,726)	$ (1,367,070)
Interest income	1,392	3,207	714
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	6,237,488	4,590,803	3,026,673
Foreign currency translation adjustment	(2,855,701)	612,806	450,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	3,384,096	5,201,126	3,466,814
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(972,215)	(68,722)
Interest income	5	13
Equity in earnings of subsidiaries and VIEs	7,209,698	4,659,512	3,026,673
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	6,237,488	4,590,803	3,026,673
Foreign currency translation adjustment	(2,853,392)	610,323	440,141
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 3,384,096	$ 5,201,126	$ 3,466,814